Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Summary of Deferred Tax Assets and Liabilities

	December 31, 2023	December 31, 2022
Property and equipment	(382,208)	(360,111)
Intangible assets	(127,547)	(72,032)
Right-of-use assets	8,600	7,497
Employee benefits	26,510	23,111
Provisions	51,458	53,818
Tax losses	10,054	5,686
Other	506	892
Net deferred tax liabilities	(412,627)	(341,139)
Presented as:
Deferred tax assets	20,615	27,047
Deferred tax liabilities	(433,242)	(368,186)

Summary of Movement in Temporary Differences

Movement in temporary differences during the year:

	Balance	Recognized	Recognized	Disposal	Acquired	Balance
	December 31,	in income	directly	of	in business	December 31,
	2022	or loss	in equity	business	combinations	2023
Property and equipment	(360,111)	8,637	(3,233)	-	(27,501)	(382,208)
Intangible assets	(72,032)	10,870	(798)	-	(65,587)	(127,547)
Long-term debt	7,497	660	443	-	-	8,600
Employee benefits	23,111	5,119	(1,720)	-	-	26,510
Provisions	53,818	(5,399)	(2,303)	-	5,342	51,458
Tax losses	5,686	2,953	1,411	-	4	10,054
Other	892	(396)	10	-	-	506
Net deferred tax liabilities	(341,139)	22,444	(6,190)	-	(87,742)	(412,627)

	Balance	Recognized	Recognized	Disposal	Acquired	Balance
	December 31,	in income	directly	of	in business	December 31,
	2021	or loss	in equity	business	combinations	2022
Property and equipment	(432,334)	1,397	7,194	67,442	(3,810)	(360,111)
Intangible assets	(78,888)	8,231	1,956	8,490	(11,821)	(72,032)
Long-term debt	8,025	(31)	(497)	-	-	7,497
Employee benefits	43,821	6,711	(27,421)	-	-	23,111
Provisions	57,961	(4,466)	406	(1,490)	1,407	53,818
Tax losses	10,272	(4,058)	(545)	-	17	5,686
Other	(2,917)	696	2,755	-	358	892
Net deferred tax liabilities	(394,060)	8,480	(16,152)	74,441	(13,848)	(341,139)